CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ 55,038	$ 27,199	$ (29,372)
Other comprehensive income (loss), net of taxes:
Release of foreign currency translation relating to acquisition of non- controlling interest, net of taxes of $nil	0	0	42
Foreign currency translation adjustments, net of taxes of $nil	604	538	(2,571)
Total comprehensive earnings (loss)	55,642	27,737	(31,901)
Comprehensive loss attributable to non-controlling interest:
Net loss	0	0	(57)
Foreign currency translation adjustments, net of taxes of $nil	0	0	(49)
Comprehensive earnings (loss) attributable to the Company	$ 55,642	$ 27,737	$ (31,795)